Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2019
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of June 30, 2019 and December 31, 2018, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade receivables	229,061	163,856
Tax receivables	37,333	54,959
Prepayments	16,636	5,521
Other accounts receivable	9,010	12,059
Total	292,040	236,395